Components of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	$ 35	[1]	$ 33	[1]	$ 31
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1		1
Equity securities | Equity Commingled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	5		4
Debt Securities | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	28		26
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	$ 1		$ 2

[1]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 3D. Significant Accounting Policies-Fair Value). All investment plan assets are valued using Level 2 inputs.